[GRAPHIC] 800.355.4570

[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

March 24, 2014

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account B
1940 Act Registration Number: 811-21613
1933 Act Registration Numbers: 333-118136 and 333-120600
CIK: 0001299953
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account B, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 28, 2014
American Century Variable Portfolios, Inc.	0000814680	February 26, 2014
Dreyfus Investment Portfolios	0001056707	February 14, 2014
Dreyfus Variable Investment Fund	0000813383	February 14, 2014
Franklin Templeton Variable Insurance Products Trust	0000837274	March 5, 2014 March 6, 2014
Janus Aspen Series	0000906185	February 28, 2014
Legg Mason Partners Variable Equity Trust	0001176343	February 24, 2014

Securities and Exchange Commission
March 24, 2014
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Legg Mason Partners Variable Income Trust	0000874835	February 25, 2014
MFS® Variable Insurance Trust	0000918571	February 28, 2014
Neuberger Berman Advisers Management Trust	0000736913	February 24, 2014
Oppenheimer Variable Account Funds	0000752737	February 26, 2014
PIMCO Variable Insurance Trust	0001047304	February 28, 2014
Royce Capital Fund	0001006387	February 28, 2014
Rydex Variable Trust	0001064046	March 12, 2014
SBL Fund	0000217087	March 12, 2014
The Universal Institutional Funds, Inc.	0001011378	March 7, 2014

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Associate General Counsel and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York

800 Westchester Avenue * Suite 641N. * Rye Brook, New York 10573